Debt and Derivative Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt

Debt consisted of the following (in millions):

	December 31, 2012	March 31, 2013
Senior Secured Credit Facilities:
Secured revolving credit facility	$—	$—
Tranche A, effective interest rate of 1.96% and 1.95%	207	157
Tranche B, effective interest rate of 4.35%	1,719	—
Tranche C, effective interest rate of 4.17% and 4.41%	908	427
Tranche D, effective interest rate of 4.50% and 4.50%	720	718
Tranche E, effective interest rate of 4.00%	—	2,200

Total Senior Secured Credit Facilities	3,554	3,502
Senior Secured Notes due 2014 at 4.875%, net of discount of $4 and $3	246	247
Senior Notes due 2018 at 7.375%	900	900
Senior Notes due 2020 at 7.625%	700	700
Senior Subordinated Notes due 2019 at 6.625%	1,000	1,000
Secured accounts receivable facility, at 3.71% and 3.70%	250	200
Other, primarily foreign bank debt and capital lease obligations	12	13

Total debt	6,662	6,562

Short-term borrowings and current portion of long-term debt	(63)	(441)

Long-term debt	$6,599	$6,121

Debt consisted of the following (in millions):

	December 31, 2011	December 31, 2012
Senior Secured Credit Facilities:
Secured revolving credit facility due November 29, 2016 (A)	$—	$—
Tranche A due February 28, 2014, effective interest rate of 3.33% and 1.96% (A)	1,386	207
Tranche B due February 28, 2016, effective interest rate of 4.32% and 4.35% (A)	2,407	1,719
Tranche C due February 28, 2017, effective interest rate of 4.17% (A)	—	908
Tranche D due January 31, 2020, effective interest rate of 4.50% (A)	—	720
Incremental term loan at 3.78% (A)	479	—

Total Senior Secured Credit Facilities	4,272	3,554
Senior Secured Notes due 2014 at 4.875%, net of discount of $8 and $4 (B)	242	246
Senior Notes due 2015 at 10.625%, net of discount of $3 (C)	497	—
Senior Notes due 2018 at 7.375% (C)	900	900
Senior Notes due 2020 at 7.625% (C)	700	700
Senior Subordinated Notes due 2015 at 10.25% (C)	1,000	—
Senior Subordinated Notes due 2019 at 6.625% (C)	—	1,000
Secured Accounts Receivable Facility, at 3.79% and 3.71% (D)	200	250
Other, primarily foreign bank debt, acquisition purchase price and capital lease obligations	18	12

Total debt	7,829	6,662
Short-term borrowings and current portion of long-term debt	(10)	(63)

Long-term debt	$7,819	$6,599

Interest Rates Under Credit Agreement and Effective Interest Rates

As of December 31, 2012, the effective interest rates and the effective interest rates adjusted for swaps (if applicable) are as follows:

	Effective interest rate	Effective rate adjusted for swaps
Revolving credit facility	3.21%	N/A
Tranche A	1.96%	N/A
Tranche B	3.87%	4.35%
Tranche C	3.96%	4.17%
Tranche D	4.50%	N/A

Interest Rate Swaps

A summary of the Company’s interest rate swaps at March 31, 2013 follows (in millions):

Inception	Maturity	Notional Amount (in millions)	Interest rate paid	Interest rate received (LIBOR)
August-September 2012	February 2017	$400	0.69%	1-Month

A summary of the Company’s interest rate swaps at December 31, 2012 follows (in millions):

Inception	Maturity	Notional Amount (in millions)	Interest rate paid	Interest rate received (LIBOR)
February 2010	May 2013	$500	1.99%	3-Month
August-September 2012	February 2017	400	0.69%	1-Month

Total / Weighted Average		$900	1.41%

Contractual Future Maturities of Debt

At December 31, 2012, the contractual future maturities of debt are as follows (in millions):

	Contractual	Pro Forma for March 8, 2013 Credit Agreement Amendment
		(unaudited	)
thru 12/31
2013	$63	$80
2014 (1)	461	483
2015	8	30
2016	1,729	32
2017	1,115	656
Thereafter	3,286	5,381

(1)	Included are debt discounts of $4 million.